Shareholder Report, Average Annual Return (Details)	1 Months Ended	6 Months Ended	12 Months Ended	60 Months Ended	114 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
C000141795
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Advisor Class
C000141790
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
C000141791
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
C000249214
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Without Sales Load [Member] | C000141795
Average Annual Return [Line Items]
Average Annual Return, Percent		14.21%	19.89%	8.27%	6.92%
Without Sales Load [Member] | C000141790
Average Annual Return [Line Items]
Average Annual Return, Percent		14.13%	19.58%	7.99%	6.65%
Without Sales Load [Member] | C000141791
Average Annual Return [Line Items]
Average Annual Return, Percent		13.67%	18.59%	7.22%	5.86%
Without Sales Load [Member] | C000249214
Average Annual Return [Line Items]
Average Annual Return, Percent	3.30%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		16.36%	28.19%	15.80%	12.38%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		16.36%	28.19%	15.80%	12.38%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		16.36%	28.19%	15.80%	12.38%
Alliance Bernstein Index:Russell Midcap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Average Annual Return, Percent	1.88%
AllianceBernstein Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
AllianceBernstein Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
AllianceBernstein Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index